Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property-liability insurance premiums written
Direct	$ 27,066	$ 26,984	$ 26,980
Assumed	22	29	41
Ceded	(1,108)	(1,106)	(1,050)
Property-liability insurance premiums written, net of reinsurance	25,980	25,907	25,971
Property-liability insurance premiums earned
Direct	27,016	27,015	27,200
Assumed	24	34	50
Ceded	(1,098)	(1,092)	(1,056)
Property-liability insurance premiums earned, net of reinsurance	25,942	25,957	26,194
Life and annuity premiums and contract charges
Direct	2,953	2,935	2,757
Assumed	35	37	39
Ceded	(750)	(804)	(838)
Life and annuity premiums and contract charges, net of reinsurance	$ 2,238	$ 2,168	$ 1,958